Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, gross:	¥ 704,273	¥ 1,149,968
Less: allowance for current expected credit losses	(38,342)	(4,216)	¥ (5,434)	¥ (5,434)
Accounts receivable, net	¥ 665,931	¥ 1,145,752